UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended June 30, 2007

                 Check here if Amendment [ ]; Amendment Number:
                     This Amendment (Check only one.):
                              [  ]  is a restatement.
                              [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name: Bay Harbour Management L.C.

Address:  885 Third Avenue, 34th Floor, New York, NY, 10022

Form 13F File Number:  28-06762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name: Anthony C. Morro

Title:   Vice President and General Counsel

Phone: 212-371-2211

Signature, Place, and Date of Signing:

/s/ Anthony C. Morro            New York, NY            08/14/07
           (Name)               (City, State)            (Date)

Report Type (Check only one.):
----------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     27 Items

Form 13F Information Table Value Total:     $339,373 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                               Market
         Name of Issuer          Title of         CUSIP         Value        Shares/    Sh/    Put/   Invstmt   Other     Voting
                                    Class                     (x $1000)     Prn Amt.   Prn    Call   Discretn  Managers  Authority
                                                                                                                            Sole
ALLIANCE ONE INTERNATIONAL INC    018772103          COM        31,411.798   3,125,552   SH            SOLE      NONE     3,125,552
   ARBINET THEXCHANGE INC.        03875P100          COM         3,134.997     519,900   SH            SOLE      NONE       519,900
 COVAD COMMUNICATIONS GROUP I     222814204          COM               603     670,000   SH            SOLE      NONE       670,000
        EARTHLINK INC.            270321102          COM        32,723.082   4,380,600   SH            SOLE      NONE     4,380,600
        EARTHLINK INC.            270321AA0    NOTE 3.250% 11/1  1,100.000   1,000,000  PRN            SOLE      NONE     1,000,000
 EINSTEIN NOAH REST GROUP INC     28257U104          COM        10,340.379     612,219   SH            SOLE      NONE       612,219
     ESCHELON TELECOM INC         296290109          COM         1,068.560      36,100   SH            SOLE      NONE        36,100
  FIBERNET TELECOM GROUP INC      315653402     COM PAR $0.001   2,708.706     314,600   SH            SOLE      NONE       314,600
         FORTUNET INC             34969Q100          COM         3,492.149     346,100   SH            SOLE      NONE       346,100
      FOSTER WHEELER LTD          G36535139        SHS NEW      14,978.600     140,000   SH            SOLE      NONE       140,000
       GEOKINETICS INC            372910307     COM PAR $0.01   15,515.000     500,000   SH            SOLE      NONE       500,000
        GLOBALSTAR INC            378973408          COM         4,494.281     434,230   SH            SOLE      NONE       434,230
 GOL LINHAS AEREAS INTLG S A      38045R107     SP ADR REP PDF   9,567.100     290,000   SH            SOLE      NONE       290,000
 HELIX ENERGY SOLUTIONS GRP I     42330P107          COM         5,084.534     127,400   SH            SOLE      NONE       127,400
     HORIZON OFFSHORE INC         44043J204        COM NEW       5,625.773     293,009   SH            SOLE      NONE       293,009
      LEVEL 3 COMM. INC           52729N100          COM        35,164.420   6,011,012   SH            SOLE      NONE     6,011,012
     M & F WORLDWIDE CORP         552541104          COM        90,423.097   1,358,112   SH            SOLE      NONE     1,358,112
     NEON COMM. GROUP IN          64050T101          COM         8,440.104   1,694,800   SH            SOLE      NONE     1,694,800
   NORTHWEST AIRLINES CORP.       667280408          COM           950.027      42,794   SH            SOLE      NONE        42,794
        NRG ENERGY INC            629377508        COM NEW      13,443.738     323,400   SH            SOLE      NONE       323,400
      OWENS CORNING NEW           690742101          COM         3,363.000     100,000   SH            SOLE      NONE       100,000
        RIO TINTO PLC             767204100     SPONSORED ADR    4,591.800      15,000   SH            SOLE      NONE        15,000
          ISHARES TR              464287655      RUSSELL 2000    3,645.000   1,500,000            P    SOLE      NONE     1,500,000
 TRAVELCENTERS OF AMERICA LLC     894174101          COM        15,269.875     377,500   SH            SOLE      NONE       377,500
  TRICO MARINE SERVICES INC       896106200        COM NEW      15,037.708     367,850   SH            SOLE      NONE       367,850
      UNITED ONLINE INC           911268100          COM         7,173.150     435,000   SH            SOLE      NONE       435,000
XM SATELLITE RADIO HLDNGS INC     983759901          CALL               23     100,000            C    SOLE      NONE       100,000
                                                               339,372.878  25,115,178